Shareholder Report	12 Months Ended	99 Months Ended
	Feb. 28, 2025 USD ($) Holding	Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-FREE SHORT-INTERMEDIATE FUND, INC.
Entity Central Index Key	0000730200
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000005562
Shareholder Report [Line Items]
Fund Name	Tax-Free Short-Intermediate Fund
Class Name	Investor Class
Trading Symbol	PRFSX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Investor Class	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, led by our holdings in water and sewer, airport, and dedicated tax revenue-backed bonds as well as state general obligation bonds. Allocation decisions within the revenue sector, including underweights to the dedicated tax and water and sewer subsectors along with an overweight to hospitals, further boosted performance. The portfolio also benefited from its slightly long average duration position.

  Conversely, yield curve positioning detracted from relative performance. Our duration overweight to the 10-year portion of the curve had a negative impact as 10-year yields increased more than shorter maturities. Security selection in the industrial revenue/pollution control revenue subsector was a modest detractor.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospital and airport revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Free Short-Intermediate Fund (Investor Class)	3.22%	1.08%	1.33%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.51
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	3.23	1.09	1.52

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,397,615,000	$ 1,397,615,000
Holdings Count | Holding	391	391
Advisory Fees Paid, Amount	$ 4,233,000
InvestmentCompanyPortfolioTurnover	31.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,397,615 Number of Portfolio Holdings391
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.8%
AA Rated	39.0
A Rated	31.7
BBB Rated	3.1
BB Rated and Below	0.6
Not Rated	6.8
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.20% and lower the class’s total expense limit to 0.55%. For more complete information, please review the fund’s prospectus.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000117196
Shareholder Report [Line Items]
Fund Name	Tax-Free Short-Intermediate Fund
Class Name	Advisor Class
Trading Symbol	PATIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - Advisor Class	$89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, led by our holdings in water and sewer, airport, and dedicated tax revenue-backed bonds as well as state general obligation bonds. Allocation decisions within the revenue sector, including underweights to the dedicated tax and water and sewer subsectors along with an overweight to hospitals, further boosted performance. The portfolio also benefited from its slightly long average duration position.

  Conversely, yield curve positioning detracted from relative performance. Our duration overweight to the 10-year portion of the curve had a negative impact as 10-year yields increased more than shorter maturities. Security selection in the industrial revenue/pollution control revenue subsector was a modest detractor.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospital and airport revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Tax-Free Short-Intermediate Fund (Advisor Class)	2.80%	0.72%	0.99%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.51
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	3.23	1.09	1.52

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,397,615,000	$ 1,397,615,000
Holdings Count | Holding	391	391
Advisory Fees Paid, Amount	$ 4,233,000
InvestmentCompanyPortfolioTurnover	31.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,397,615 Number of Portfolio Holdings391
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.8%
AA Rated	39.0
A Rated	31.7
BBB Rated	3.1
BB Rated and Below	0.6
Not Rated	6.8
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.20% and lower the class’s total expense limit to 0.80%. For more complete information, please review the fund’s prospectus.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000177206
Shareholder Report [Line Items]
Fund Name	Tax-Free Short-Intermediate Fund
Class Name	I Class
Trading Symbol	TTSIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Short-Intermediate Fund - I Class	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  The municipal bond market delivered positive total returns for the year ended February 28, 2025, as strong investor demand absorbed a record level of tax-exempt issuance during the period. Resilient economic data helped high yield and lower-rated investment-grade municipal bonds outperform higher-quality securities by a wide margin.

  Compared with the Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index, security selection was a significant contributor to the fund’s relative performance, led by our holdings in water and sewer, airport, and dedicated tax revenue-backed bonds as well as state general obligation bonds. Allocation decisions within the revenue sector, including underweights to the dedicated tax and water and sewer subsectors along with an overweight to hospitals, further boosted performance. The portfolio also benefited from its slightly long average duration position.

  Conversely, yield curve positioning detracted from relative performance. Our duration overweight to the 10-year portion of the curve had a negative impact as 10-year yields increased more than shorter maturities. Security selection in the industrial revenue/pollution control revenue subsector was a modest detractor.

  The fund is focused on short- and intermediate-term investment-grade municipal securities. We maintained an overweight to revenue-backed bonds during the period, with notable allocations to hospital and airport revenue bonds.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
Tax-Free Short-Intermediate Fund (I Class)	3.37%	1.17%	1.74%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.81	-0.52	1.56
Bloomberg 1-5 Year Blend (1-6 Year Maturity) Index (Strategy Benchmark)	3.23	1.09	1.75

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date		Nov. 29, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 1,397,615,000	$ 1,397,615,000
Holdings Count | Holding	391	391
Advisory Fees Paid, Amount	$ 4,233,000
InvestmentCompanyPortfolioTurnover	31.80%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$1,397,615 Number of Portfolio Holdings391
Holdings [Text Block]

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	17.8%
AA Rated	39.0
A Rated	31.7
BBB Rated	3.1
BB Rated and Below	0.6
Not Rated	6.8
Reserves	1.0

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Material Fund Change [Text Block]

How has the fund changed?

Effective November 1, 2024, Price Associates contractually agreed to lower the fund’s total investment management fee to 0.20%. For more complete information, please review the fund’s prospectus.

Updated Prospectus Web Address	www.troweprice.com/paperless